Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Assets and liabilities Measured at Fair Value	12 Months Ended
Dec. 31, 2023
Level 1 [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Assets and liabilities Measured at Fair Value [Line Items]
Fair value measurement	Unadjusted quoted prices in an active market of identical assets and liabilities
Level 2 [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Assets and liabilities Measured at Fair Value [Line Items]
Fair value measurement	Non-quoted prices included in Level 1 that are either directly or indirectly observable
Level 3 [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Assets and liabilities Measured at Fair Value [Line Items]
Fair value measurement	Data that is not based on observable market information, such as valuation techniques without the use of observable market data